Share Capital - Long-term Incentive Plan (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2023 CAD ($) shares	Sep. 04, 2023 D
Share Capital
Number of Business Days Subsequent to Lifting of Black Out | D		10
Expense from share-based payment | $	$ 2,549
Long-term Incentive Plan
Share Capital
Aggregate number of common shares to be issued, as a percent of outstanding common shares when combined with the aggregate number of Option, RSU, PSU and DSU	10.00%
DSUs
Share Capital
Number of awards granted as of reporting date | shares	1,991,004